Merger with MabVax Therapeutics, Inc. (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Estimated Purchase Price of Acquisition
(In thousands)
Purchase Consideration		$6,416
Telik Assets:
Cash and Cash Equivalents	$1,497
Accounts Receivable	31
Prepaids and Other Current Assets	182
		(1,710)
Telik Liabilities:
Accrued Compensation	850
Accrued Liabilities	111
Accrued Contingent Termination Fee	591
Warrant Liability	568
		2,120
Goodwill		$6,826